Related party transactions - Summary of Transactions Due From Related Parties (Parenthetical) (Detail) - Fei Wang [Member] - One Year Loan Agreement [Member] ¥ in Millions	Jan. 31, 2021 CNY (¥) shares
Schedule Of Transactions Due From Related Parties [Line Items]
Debt Instrument, Face Amount | ¥	¥ 0.5
Debt Instrument, Interest Rate, Stated Percentage	4.00%
Debt Instrument, Number of Stock Options Collateralized | shares	515,000